UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2007
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                               BARON SELECT FUNDS
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  December 31, 2006
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
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to  Secretary,   Securities  and  Exchange  Commission,   450  5th  Street,  NW,
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under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.  Baron Select Funds Annual Report for the period ended
         December 31, 2006.

[Registered Castle Logo]
B A R O N
S E L E C T
F U N D S


MANAGEMENT'S DISCUSSION OF
 FUND PERFORMANCE ............................................................3

FUND EXPENSES.................................................................5

STATEMENT OF NET ASSETS.......................................................6

STATEMENT OF ASSETS AND
 LIABILITIES .................................................................7

STATEMENT OF OPERATIONS.......................................................7

STATEMENTS OF CHANGES IN
 NET ASSETS ..................................................................8

STATEMENT OF CASH FLOWS.......................................................8

NOTES TO FINANCIAL
 STATEMENTS ..................................................................9

REPORT OF INDEPENDENT
 REGISTERED PUBLIC
 ACCOUNTING FIRM ............................................................13

TAX INFORMATION..............................................................14

MANAGEMENT OF THE FUND.......................................................14


767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com



ANNUAL FINANCIAL REPORT                        DECEMBER 31, 2006


Dear Baron Partners Fund Shareholder:

Here are audited financial statements for Baron Partners Fund for its fiscal year ended December 31, 2006. The Securities and Exchange Commission requires that mutual funds furnish financial statements semi-annually to their shareholders. The full year statements are audited. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Partners Fund. We will continue to work hard to justify your confidence.

Sincerely,



/s/ Ronald Baron              /s/ Linda Martinson         /s/ Peggy Wong
------------------------      ----------------------      --------------------
Ronald Baron                  Linda Martinson             Peggy Wong
Chief Executive Officer       President, Chief            Treasurer and
Chief Investment Officer      Operating Officer           Chief Financial
and Portfolio Manager         and General Counsel         Officer
February 26, 2007             February 26, 2007           February 26, 2007



A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Fund's Form N-Q may also be obtained upon request by contacting Baron Funds at 1-800-99-BARON. A schedule of portfolio holdings current to the most recent quarter is also available at www.BaronFunds.com.

Investors should consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The Fund is described in the prospectus which contains this and other information about the Fund. You should carefully read the prospectus before investing. You can obtain a copy of the prospectus by contacting its distributor, Baron Capital, Inc., at 767 Fifth Avenue, 49th Floor, New York, New York, 10153, or by calling 1-800-99-BARON, or by going to our website at www.BaronFunds.com.


------------
Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of Baron only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

BARON PARTNERS FUND (UNAUDITED)
--------------------------------------------------------------------------------

           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN
    BARON PARTNERS FUND+* IN RELATION TO THE S&P 500** AND THE RUSSELL 2000**

                            (PERFORMANCE LINE GRAPH)

                Baron Partners Fund     S&P 500         Russell 2000
01/31/92        $10,000                 $10,000         $10,000
1992             11,963                  10,954          10,953
1993             16,210                  12,056          13,021
1994             16,895                  12,213          12,784
1995             24,612                  16,798          16,421
1996             29,452                  20,656          19,130
1997             47,671                  27,544          23,408
1998             53,059                  35,410          22,812
1999             64,247                  42,852          27,661
2000             67,123                  38,940          26,825
2001             56,347                  34,300          27,492
2002             45,982                  26,718          21,861
2003             61,963                  34,375          32,191
2004             88,203                  38,099          38,091
2005            100,873                  39,958          39,825
2006            122,607                  46,271          47,140
--------------------------------------------------------------------------------
Information Presented by Fiscal Year as of December 31

AVERAGE ANNUAL TOTAL RETURN
for the periods ended December 31, 2006

                                                                          Since Inception
                        One Year   Three Years   Five Years   Ten Years     01/31/1992+
                        --------   -----------   ----------   ---------   ---------------
Baron Partners Fund*     21.55%       25.54%       16.82%       15.33%         18.30%
Russell 2000**           18.37%       13.56%       11.39%        9.44%         10.95%
S&P500**                 15.79%       10.41%        6.17%        8.40%         10.82%

----------
     The performance data quoted represents past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the peformance data quoted. For performance information current to the most recent month-end, visit www.BaronFunds.com or call 1-800-99-BARON.
* The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.
+ Since inception, January 31, 1992, Baron Partners Fund's predecessor was a limited investment partnership, which imposed different advisory fees, operating expenses, and no dividend or capital gain distributions. The restated performance information reflects the imposition of the same advisory fees and expenses that would have been applied historically if the Fund had had its current structure since inception in accordance with SEC guidelines. The performance data include the predecessor partnership's performance for the periods before the Fund's registration statement became effective on April 30, 2003. The predecessor partnership was not registered under the 1940 Act. Hence it wasn't subject to certain investement restrictions imposed by the 1940 Act and by the Internal Revenue Code of 1986, which if applicable, might have adversely affected the performance of the Fund.
** The S&P 500, Russell 2000, and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the indexes. The S&P 500 and the Russell 2000 are unmanaged indexes. The S&P 500 measures the performance of larger cap equities in the stock market in general; the Russell 2000 of small companies.

BARON PARTNERS FUND (UNAUDITED)
--------------------------------------------------------------------------------


TOP TEN HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
Las Vegas Sands Corp.                                                     7.3%
Wynn Resorts, Ltd.                                                        6.3%
Boyd Gaming Corp.                                                         4.4%
AllianceBernstein Holding L.P.                                            4.1%
Charles Schwab Corp.                                                      4.0%
Iron Mountain, Inc.                                                       4.0%
Jefferies Group, Inc.                                                     3.8%
Manor Care, Inc.                                                          3.3%
ChoicePoint, Inc.                                                         3.3%
Whole Foods Market, Inc.                                                  3.2%
--------------------------------------------------------------------------------
                                                                          43.7%
--------------------------------------------------------------------------------






                               TOP TEN INDUSTRIES
                        (AS A PERCENTAGE OF NET ASSETS)
                            AS OF DECEMBER 31, 2006


                                   [PIE CHART]



                      Recreation & Resorts          22.1%
                      Financial Services -
                        Brokerage & Exchanges       12.7%
                      Financial Services -
                        Asset Management             9.0%
                      Business Services              8.9%
                      Retail - Specialty Stores      7.6%
                      Real Estate - REITs            6.8%
                      Healthcare Facilities          5.3%
                      Retail - Consumer Staples      3.2%
                      Transportation                 2.7%
                      Hotels and Lodging             2.6%
                      Other                         16.3%
                      Cash & Cash Equivalentse       2.8%

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance

Baron Partners Fund performed well for the year ended December 31, 2006, gaining 21.55%. These results compared favorably with the return of the indexes against which the Fund is compared. The S&P 500 gained 15.80% and the Russell 2000 gained 18.37% for the year ended December 31, 2006. The Fund's results also compared favorably with those of its mid-cap peers. According to Morningstar*, an average fund in its mid-cap growth category which includes the Fund (consisting of 995 funds at December 31, 2006) gained 9.01% for the year ended December 31, 2006. Baron Partners Fund has performed well since it converted into an open-end mutual fund on April 30, 2003. In the period since the Fund's conversion on April 30, 2003 through December 31, 2006, the Fund gained an annualized 30.91% versus an annualized 14.67% for the S&P 500 and an annualized 21.82% for the Russell 2000. The Fund also has significantly outperformed both the Russell 2000 and the S&P 500 since its inception in January 1992.

Baron Partners Fund continued to significantly outperform the Morningstar peer group of mid-cap growth funds for the three, five and ten year periods ended December 31, 2006. For the three years ended December 31, 2006, the Fund gained an annualized 25.54% compared to 10.85% for the Morningstar mid-cap growth category (consisting of 823 funds at December 31, 2006). For the five years ended December 31, 2006, the Fund gained an annualized 16.82% compared to 6.48% for the Morningstar mid-cap growth category (consisting of 665 funds at December 31, 2006). For the ten years ended December 31, 2006, the Fund gained an annualized 15.33% compared to 8.31% for the Morningstar mid-cap growth category (consisting of 264 funds at December 31, 2006).

Baron Partners Fund, like the other Baron Funds, utilizes value purchase disciplines when investing in companies regardless of market capitalizations that we believe have significant long-term growth opportunities. We believe that our independent research will identify investment opportunities that are attractively priced relative to their future prospects. Baron Partners Fund is unique when compared to other Baron Funds with its concentrated portfolio and its ability to leverage and sell short.

The Fund's performance was not uniform throughout the year. Baron Partners Fund's performance was strong in the first and fourth quarters, up 12.81% and 9.43% respectively, down 2.65% in the second quarter and was up 1.14% in the third


---------------

* The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

BARON PARTNERS FUND (UNAUDITED)
--------------------------------------------------------------------------------

quarter. The performance of the Russell 2000 was weaker than that of the Fund in the last three quarters, and stronger than that of the Fund for the first quarter of the year. The performance of the S&P 500 was weaker than that of the Fund in the first and fourth quarters and stronger than that of the Fund in the second and third quarters of the year. Baron Partners Fund's performance was not uniform across industries either. Below we discuss the most positive and negative contributors to the Fund's performance during the past year.

The Fund's best performing industry was Recreation and Resorts. The Fund's gaming investments, most notably Wynn Resorts and Las Vegas Sands, added to the strong performance of the Recreation and Resorts' industry. In December 2006, Wynn Resorts paid a special cash distribution of $6.00 per share. Gaming companies interest us because they offer communities not only entertainment for their residents but also economic development, jobs and enhanced tax revenues.


The Fund's performance was also strong in Financial Services (Brokerage & Exchanges and Asset Management), Retail -- Specialty Stores; and Real Estate -- REITs. The Fund was negatively impacted by Retail -- Consumer Staples. Whole Foods Market, the only security in the Consumer Staples industry, performed poorly after the company reported a slowdown in same-store sales. The company attributed the slowdown at least in part to increasing competition from other supermarket chains entering the organic food sector more aggressively. The Fund was also negatively affected by its holdings in the Consulting industry.

In 2007, the Fund expects to continue to establish long positions in securities that, in our opinion, have favorable price-to-value characteristics based on our assessment of their prospects for future growth and profitability. The Fund may establish short positions in securities that we believe have limited growth prospects, are poorly managed, have a highly leveraged balance sheet, or are over-priced.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on July 1, 2006 and held for the six months ended December 31, 2006.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED DECEMBER 31, 2006*


                                        BEGINNING           ENDING         ANNUALIZED     EXPENSES
                       ACTUAL TOTAL   ACCOUNT VALUE      ACCOUNT VALUE       EXPENSE     PAID DURING
                          RETURN       JULY 1, 2006    DECEMBER 31, 2006     RATIO+      THE PERIOD#
                       ------------   -------------    -----------------   ----------    -----------
BARON PARTNERS FUND       10.68%        $1,000.00          $1,106.76          1.79%         $9.51

---------------
* Assumes reinvestment of all dividends and capital gain distributions, if any.
# Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL ANNUALIZED TOTAL RETURN FOR THE SIX MONTHS ENDED DECEMBER 31, 2006


                       HYPOTHETICAL     BEGINNING           ENDING         ANNUALIZED     EXPENSES
                        ANNUALIZED    ACCOUNT VALUE      ACCOUNT VALUE       EXPENSE     PAID DURING
                       TOTAL RETURN    JULY 1, 2006    DECEMBER 31, 2006     RATIO+      THE PERIOD#
                       ------------   -------------    -----------------   ----------    -----------
BARON PARTNERS FUND        5.00%        $1,000.00          $1,016.18          1.79%         $9.10

---------------
# Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
+ Annualized Expense Ratio for the six months ended December 31, 2006, includes 1.32% for operating expenses and 0.47% for interest expense.

BARON PARTNERS FUND
-----------------------------------------------------------------------------

STATEMENT OF NET ASSETS
-----------------------------------------------------------------------------
December 31, 2006

    Shares                                       Cost              Value
-----------------------------------------------------------------------------
COMMON STOCKS (96.35%)
-----------------------------------------------------------------------------
              BUSINESS SERVICES (8.86%)
 2,000,000    ChoicePoint, Inc.*+          $    69,222,009    $    78,760,000
   175,000    Ecolab, Inc.                       7,946,397          7,910,000
 2,300,000    Iron Mountain, Inc.*              68,142,215         95,082,000
10,000,000    Li & Fung, Ltd.^                  24,975,775         31,112,200
                                           ---------------    ---------------
                                               170,286,396        212,864,200
              DISTRIBUTION (2.39%)
 1,600,000    Fastenal Co.                      62,825,323         57,408,000
              EDUCATION (0.70%)
   160,000    Strayer Education, Inc.           16,954,684         16,968,000
              ENERGY SERVICES (0.74%)
   725,000    Helmerich & Payne, Inc.           21,753,284         17,740,750
              FINANCIAL SERVICES --
              ASSET MANAGEMENT (8.98%)
 1,214,000    AllianceBernstein Holding L.P.    64,782,670         97,605,600
   580,000    Eaton Vance Corp.                 16,257,677         19,145,800
   800,000    Janus Capital Group, Inc.         14,044,123         17,272,000
   300,000    Legg Mason, Inc.                  26,181,930         28,515,000
 1,025,000    Nuveen Investments, Inc., Cl A    34,752,789         53,177,000
                                           ---------------    ---------------
                                               156,019,189        215,715,400
              FINANCIAL SERVICES --
              BROKERAGE & EXCHANGES (12.66%)
 5,000,000    Charles Schwab Corp.              51,307,910         96,700,000
   125,000    Chicago Mercantile
              Exchange Holdings, Inc., Cl A     18,071,507         63,718,750
 1,125,000    International Securities
              Exchange Holdings, Inc., Cl A     34,980,682         52,638,750
 3,400,000    Jefferies Group, Inc.             79,864,126         91,188,000
                                           ---------------    ---------------
                                               184,224,225        304,245,500
              FINANCIAL SERVICES --
               INSURANCE (1.97%)
   700,000    Arch Capital Group, Ltd.*         25,246,122         47,327,000
              FINANCIAL SERVICES --
               MISCELLANEOUS (1.05%)
   575,000    National Financial
              Partners Corp.                    27,772,375         25,282,750
              GAMING SERVICES (1.45%)
 1,150,000    Scientific Games Corp., Cl A*     35,149,046         34,764,500
              HEALTHCARE FACILITIES (5.32%)
 1,000,000    Brookdale Senior Living, Inc.     40,189,610         48,000,000
 1,700,000    Manor Care, Inc.                  56,664,142         79,764,000
                                           ---------------    ---------------
                                                96,853,752        127,764,000
              HEALTHCARE PRODUCTS (1.63%)
   500,000    Zimmer Holdings, Inc.*            30,747,962         39,190,000
              HOTELS AND LODGING (2.63%)
   770,000    Four Seasons Hotels, Inc.         44,815,857         63,132,300
              REAL ESTATE (1.47%)
   550,000    CoStar Group, Inc.*               21,612,360         29,458,000
   100,000    Forest City Enterprises,
              Inc., Cl A                         5,316,000          5,840,000
                                           ---------------    ---------------
                                                26,928,360         35,298,000
              REAL ESTATE -- HOME
               BUILDING (2.38%)
 1,775,000    Toll Brothers, Inc.*              50,588,869         57,208,250
              REAL ESTATE -- REITS (6.78%)
   249,000    AvalonBay Communities, Inc.       26,487,851         32,382,450
   250,000    Boston Properties, Inc.           14,876,774         27,970,000
 1,150,000    Douglas Emmett, Inc.              27,842,455         30,578,500
   500,000    General Growth
              Properties, Inc.                  16,096,149         26,115,000
   650,000    Kimco Realty Corp.                17,349,570         29,217,500
   125,000    SL Green Realty Corp.             16,723,981         16,597,500
                                           ---------------    ---------------
                                               119,376,780        162,860,950



    Shares                                       Cost              Value
-----------------------------------------------------------------------------
              RECREATION AND RESORTS (21.25%)
 2,350,000    Boyd Gaming Corp.            $    93,516,302    $   106,478,500
 3,900,000    Kerzner Intl. Holdings,
              Ltd., Cl A*o                      39,000,000         39,000,000
 1,950,000    Las Vegas Sands Corp.*           107,862,820        174,486,000
 1,425,000    Penn National
              Gaming, Inc.*                     47,018,324         59,308,500
 1,400,000    Wynn Resorts, Ltd.*               43,547,292        131,390,000
                                           ---------------    ---------------
                                               330,944,738        510,663,000
              RESTAURANTS (0.52%)
   375,000    California Pizza Kitchen, Inc.*   10,944,850         12,491,250
              RETAIL -- CONSUMER
                STAPLES (3.22%)
 1,650,000    Whole Foods Market, Inc.          81,396,689         77,434,500
              RETAIL -- SPECIALTY
              STORES (7.57%)
   550,000    Blue Nile, Inc.*                  14,760,565         20,289,500
 1,125,000    CarMax, Inc.*                     42,272,547         60,333,750
 1,050,000    Dick's Sporting Goods, Inc.*      32,168,945         51,439,500
 1,150,000    Select Comfort Corp.*             20,193,681         19,998,500
 1,300,000    Urban Outfitters, Inc.*           21,634,502         29,939,000
                                           ---------------    ---------------
                                               131,030,240        182,000,250
              TRANSPORTATION (2.71%)
   800,000    C. H. Robinson Worldwide, Inc.    20,066,739         32,712,000
   800,000    Expeditors International
              of Washington, Inc.               20,930,533         32,400,000
                                           ---------------    ---------------
                                                40,997,272         65,112,000
              UTILITY SERVICES (2.07%)
 1,250,000    ITC Holdings Corp.                37,029,860         49,875,000
                                           ---------------    ---------------
TOTAL COMMON STOCKS                          1,701,885,873      2,315,345,600
                                           ---------------    ---------------
Principal Amount
-----------------------------------------------------------------------------
CORPORATE BONDS (0.85%)
-----------------------------------------------------------------------------

              RECREATION AND RESORTS
$5,000,000    Wynn Resorts, Ltd. 6.00%
               Sub. Conv. Deb. due
                07/15/2015                       3,747,803         20,462,500
                                           ---------------    ---------------
-----------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (2.36%)
-----------------------------------------------------------------------------

24,500,000    Chesham Finance Ltd. 5.29%
               due 01/02/2007                   24,500,000         24,500,000
 7,114,362    Manhattan Asset Funding Co.
               5.29% due 01/04/2007              7,114,362          7,114,362
 4,995,600    New Jersey Natural Gas Co. 5.28%
               due 01/03/2007                    4,995,600          4,995,600
19,988,266    SanPaolo IMI U.S.
              Financial Co.
               5.28% due 01/02/2007             19,988,266         19,988,266
                                           ---------------    ---------------
TOTAL SHORT TERM MONEY MARKET
  INSTRUMENTS                                   56,598,228         56,598,228
                                           ---------------    ---------------
TOTAL INVESTMENTS (99.56%)                 $ 1,762,231,904      2,392,406,328

                                           ===============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.44%)                                          10,662,987
                                                              ---------------
NET ASSETS (EQUIVALENT TO $22.34 PER
  SHARE BASED ON 107,549,415 SHARES
  OUTSTANDING)                                                $ 2,403,069,315

                                                              ===============
---------------
%   Represents percentage of net assets
*   Non-income producing securities
o   See Note 8 regarding restricted and fair valued security.
+   Represents security, or a portion thereof, in segregated custodian account.
^   Foreign domiciled corporation

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2006

ASSETS:
 Investments in securities, at value (Cost $1,762,231,904)        $2,392,406,328
 Cash                                                                    113,332
 Dividends and interest receivable                                     3,120,058
 Receivable for securities sold                                        4,950,577
 Receivable for shares sold                                           12,178,420
 Prepaid expenses                                                          2,933
                                                                  --------------
                                                                   2,412,771,648
                                                                  --------------
LIABILITIES:
 Payable for securities purchased                                      8,265,642
 Payable for shares redeemed                                           1,085,730
 Accrued expenses and other payables                                     350,961
                                                                  --------------
                                                                       9,702,333
                                                                  --------------
NET ASSETS                                                        $2,403,069,315
                                                                  ==============
NET ASSETS CONSIST OF:
 Capital paid-in                                                  $1,770,554,493
 Undistributed net realized gain                                       2,340,398
 Net unrealized appreciation on investments                          630,174,424
                                                                  --------------
NET ASSETS                                                        $2,403,069,315
                                                                  ==============
SHARES OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                      107,549,415
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $        22.34
                                                                  ==============

STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------


                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2006
                                                              ------------------
INVESTMENT INCOME:
 INCOME:
   Interest                                                      $    442,639
   Dividends                                                       16,839,976
                                                                 ------------
   Total income                                                    17,282,615
                                                                 ------------
 EXPENSES:
   Investment advisory fees                                        17,718,092
   Distribution fees                                                4,429,523
   Shareholder servicing agent fees                                   313,235
   Reports to shareholders                                            474,200
   Proxy expenses                                                     149,200
   Professional fees                                                   64,890
   Registration and filing fees                                       105,891
   Custodian fees                                                      53,176
   Trustee fees                                                        93,845
   Miscellaneous                                                       28,535
                                                                 ------------
   Total operating expenses                                        23,430,587
   Interest expense                                                 8,060,795
                                                                 ------------
   Total expenses                                                  31,491,382
                                                                 ------------
   Net investment loss                                            (14,208,767)
                                                                 ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments sold                           15,386,260
   Change in net unrealized appreciation of investments           350,628,398
                                                                 ------------
   Net gain on investments                                        366,014,658
                                                                 ------------
   Net increase in net assets resulting from operations          $351,805,891
                                                                 ============

                       See Notes to Financial Statements.

BARON PARTNERS FUND
-----------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               For the              FOR THE
                                              Year Ended           YEAR ENDED
                                          December 31, 2006    DECEMBER 31, 2005
                                              --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                          $  (14,208,767)    $   (9,744,412)
 Net realized gain on investments                 15,386,260         33,784,164
 Net change in unrealized appreciation on
 investments                                     350,628,398        131,774,894
                                              --------------     --------------
 Increase in net assets resulting from
 operations                                      351,805,891        155,814,646
                                              --------------     --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                 (6,212,696)       (53,956,540)
                                              --------------     --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares              1,129,088,771      1,048,959,250
 Net asset value of shares issued in
 reinvestment of dividends                         5,867,920         51,770,755
 Cost of shares redeemed                        (480,519,337)      (432,281,144)
                                              --------------     --------------
 Increase in net assets derived from
 capital share transactions                      654,437,354        668,448,861
                                              --------------     --------------
 Net increase in net assets                    1,000,030,549        770,306,967
NET ASSETS:
 Beginning of year                             1,403,038,766        632,731,799
                                              --------------     --------------
 End of year                                  $2,403,069,315     $1,403,038,766
                                              ==============     ==============
ACCUMULATED NET INVESTMENT INCOME AT END
 OF YEAR                                      $            0     $            0
                                              ==============     ==============
SHARES:
 Shares sold                                      55,234,988         61,189,922
 Shares issued in reinvestment of
 dividends                                           262,312          2,977,432
 Shares redeemed                                 (24,056,794)       (25,609,039)
                                              --------------     --------------
NET INCREASE                                      31,440,506         38,558,315
                                              ==============     ==============

STATEMENT OF CASH FLOWS
-----------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2006
                                                              ------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
 Sales of capital shares                                        $ 1,123,681,777
 Cash distributions paid                                               (344,776)
 Repurchase of capital shares                                      (481,110,758)
                                                                ---------------
 Cash provided by capital share transactions                        642,226,243
                                                                ---------------
 Decrease in due from broker                                            427,617
 Increase in due to custodian bank                                  (91,500,000)
                                                                ---------------
                                                                    551,153,860
                                                                ---------------
CASH PROVIDED (USED) BY OPERATIONS:
 Purchases of portfolio securities                               (1,160,032,414)
 Proceeds from sales of portfolio securities                        681,794,479
 Cash paid in connection with swap transactions                        (202,375)
 Other decreases                                                         (6,973)
                                                                ---------------
                                                                   (478,447,283)
                                                                ---------------
 Net investment loss                                                (14,208,767)
 Net change in receivables/payables related to operations            (2,451,989)
                                                                ---------------
                                                                   (495,108,039)
                                                                ---------------
 Net increase in cash and cash equivalents                           56,045,821
                                                                ---------------
 Cash and cash equivalents beginning of year                            665,739
                                                                ---------------
 Cash and cash equivalents end of year                          $    56,711,560
                                                                ===============
 Supplemental cash flow information:
   Interest paid                                                $     8,452,323
                                                                ===============
 Non-cash financing activities:
   Net asset value of shares issued in reinvestment of
   dividends                                                    $     5,867,920
                                                                ===============

                       See Notes to Financial Statements.

BARON PARTNERS FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware (the "Partnership"). Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from the Partnership.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums.

(C) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) RESTRICTED SECURITIES. The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

(E)DISTRIBUTIONS. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, and wash sale losses deferred. Distributions received from certain investments held by the Fund may be comprised of dividends, realized gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

(F) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(G) COMMITMENTS AND CONTINGENCIES. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) CASH AND CASH EQUIVALENTS. The Fund considers all short term liquid investments with a maturity of three months of less when purchased to be cash equivalents.

BARON PARTNERS FUND
-----------------------------------------------------------------------------

(I) NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006 (January 1, 2007 for calendar year companies), and is to be applied to all open tax years as of the date of effectiveness. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"). SFAS 157, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. SFAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact, if any, of applying the various provisions of SFAS 157.

(3) PURCHASES AND SALES OF SECURITIES.

For the year ended December 31, 2006,  purchases and sales of securities,  other
than  short-term   securities,   aggregated   $1,180,345,852  and  $681,864,926,
respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

(C) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Fund's officers received compensation from the Fund.

(5) LINE OF CREDIT. The Fund has a line of credit with the custodian bank in the amount of $250,000,000 to be used for investment purposes. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.50%.

During the year ended December 31, 2006, the Fund had an average daily balance on the line of credit of $131,036,630 at a weighted average interest rate of 6.16%. At December 31, 2006, there were no loans outstanding under the line of credit.

(6) SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities. At December 31, 2006, there were no swap contracts outstanding.

BARON PARTNERS FUND
-----------------------------------------------------------------------------

(7) SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.

(8) RESTRICTED SECURITIES. At December 31, 2006, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At December 31, 2006, the Fund held an investment in a restricted and illiquid security that was valued under approved methods by the Board, as follows:


                                                       ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                         -----------   -----------
COMMON STOCK
Kerzner Intl. Holdings, Ltd., Cl A (See Note 9)         09/27/06     $39,000,000
 (Cost $39,000,000) (1.62% of Net Assets)


(9) COMMITMENTS AND CONTINGENCIES. On September 27, 2006, Baron Partners Fund, in connection with its investment in Kerzner Intl. Holdings Ltd. ("Kerzner"), agreed to guarantee ("Windstorm Guarantee") its proportionate share (based on the Fund's ownership interests in Kerzner), of certain obligations relating to amounts that may become payable due to wind or storm damage at Kerzner's Bahamian properties to the lenders that financed the Kerzner acquisition. The maximum amount of potential future payments by the Fund would be $3,984,656. The Windstorm Guarantee will expire June 2009. Accordingly, Baron Partners Fund has segregated securities valued in excess of the guarantee amount to meet these contingencies.

(10) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Net investment loss and realized and unrealized gains differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred and net investment loss. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended December 31, 2006, the Fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in-capital relate primarily to the tax treatment of net investment loss. Results of operations and net assets were not affected by these reclassifications.



         UNDISTRIBUTED            UNDISTRIBUTED
        NET INVESTMENT               REALIZED
            INCOME                  GAIN/LOSS               CAPITAL-PAID-IN
     ---------------------    -----------------------     ---------------------
         $ 14,208,767                $ 5,200                 $ (14,213,967)

BARON PARTNERS FUND
-----------------------------------------------------------------------------

(10) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

As of December 31, 2006, the components of net assets on a tax basis were as follows:

Cost of investments                                              $ 1,764,138,392
                                                                 ===============
Gross tax unrealized appreciation                                $   657,660,791
Gross tax unrealized depreciation                                    (29,392,855)
                                                                 ---------------
Net tax unrealized appreciation                                      628,267,936
Undistributed Long-Term Capital Gains                                  4,246,886
Capital paid-in                                                    1,770,554,493
                                                                 ---------------
Net Assets                                                        $2,403,069,315
                                                                 ===============


The tax character of distributions paid during the fiscal years ended December 31, 2006 and 2005 were as follows:


                                                           2006          2005
                                                        ----------   -----------
Long-term capital gains                                 $6,212,696   $26,360,760
Ordinary Income*                                                      27,595,780

---------------
* For tax purposes, short-term capital gains are considered ordinary income distributions.


(11) FINANCIAL HIGHLIGHTS.

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 --------------------------------------
                                                                                  2006          2005      2004    2003*
                                                                                --------    --------    ------   ------
NET ASSET VALUE, BEGINNING OF YEAR                                              $  18.43    $  16.85    $12.17   $10.00
                                                                                --------    --------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                                                (0.16)^     (0.13)    (0.06)   (0.10)
Net realized and unrealized gain on investments                                     4.13        2.49      5.17     3.63
                                                                                --------    --------    ------   ------
 TOTAL FROM INVESTMENT OPERATIONS                                                   3.97        2.36      5.11     3.53
                                                                                --------    --------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                                                0.00        0.00      0.00     0.00
Distributions from net realized gains                                              (0.06)      (0.78)    (0.43)   (1.36)
                                                                                --------    --------    ------   ------
 TOTAL DISTRIBUTIONS                                                               (0.06)      (0.78)    (0.43)   (1.36)
                                                                                --------    --------    ------   ------
NET ASSET VALUE, END OF YEAR                                                    $  22.34    $  18.43    $16.85   $12.17
                                                                                ========    ========    ======   ======
 TOTAL RETURN                                                                      21.55%      14.37%    42.35%   35.76%
                                                                                --------    --------    ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year                                           $2,403.1    $1,403.0    $632.7   $164.3
Ratio of total expenses to average net assets                                       1.77%       1.62%     1.46%    1.77%
Less: Ratio of interest expense to average net assets                              (0.45%)     (0.27%)   (0.12%)  (0.37%
                                                                                --------    --------    ------   ------
Ratio of operating expenses to average net assets                                   1.32%       1.35%     1.34%    1.40%
                                                                                ========    ========    ======   ======
Ratio of net investment loss to average net assets                                 (0.80%)     (0.85%)   (0.83%)  (1.39%
Portfolio turnover rate                                                            35.92%      37.62%    57.77%   36.67%


---------------
 * For the period April 30, 2003 (commencement of operations) to December 31, 2003.
** Annualized.
 + Not annualized.
 ^ Based on average shares outstanding.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


------------------------------------
TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF BARON
PARTNERS FUND
------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations and of changes in net assets and cash flows, and the financial highlights present fairly, in all material respects, the financial position of Baron Partners Fund (the "Fund"), at December 31, 2006, the results of its operations, the changes in its net assets and its cash flows, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 26, 2007

BARON PARTNERS FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

     We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of distributions paid by the Fund during such fiscal year.

     The Fund's distributions to shareholders included:

     o    $6,212,696  from  long-term  capital  gains,   subject  to  a  maximum
          allowable rate of 15% for individuals pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

     The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2006. The information necessary to complete your income tax return for the calendar year ended December 31, 2006 is listed on Form 1099- DIV which was mailed to you in January 2007.




MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of Baron Select Funds (the "Fund"). The following table lists the Trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for the Fund.

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            OTHER TRUSTEE/
NAME, ADDRESS &              POSITION(S) HELD         LENGTH OF       PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUND            TIME SERVED     DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

Ronald Baron *+              Chief Executive          4 years         Chairman, CEO and Director: Baron     None outside Baron
767 Fifth Avenue             Officer, Chief                           Capital, Inc. (1982-Present),         Funds Complex.
New York, NY 10153           Investment Officer,                      Baron Capital Management, Inc.
DOB: May 23, 1943            Trustee and Portfolio                    (1983-Present), Baron Capital
                             Manager                                  Group, Inc. (1984-Present),
                                                                      BAMCO, Inc. (1987-Present);
                                                                      President: Baron Capital, Inc.
                                                                      (03/06-Present), Baron Capital
                                                                      Management, Inc. (03/06-Present),
                                                                      Baron Capital Group, Inc. (03/06-
                                                                      Present), BAMCO, Inc. (03/06-
                                                                      Present);Chairman (1999-2004),
                                                                      CIO and Trustee (1987-Present):
                                                                      Baron Investment Funds Trust;
                                                                      President (2004-02/07), Chairman
                                                                      (1997-2004), CIO and Trustee
                                                                      (1997-Present): Baron Capital
                                                                      Funds Trust; President (2004-02/
                                                                      07), Chairman (2003-2004), CIO
                                                                      and Trustee (2003-Present): Baron
                                                                      Select Funds; CIO and Portfolio
                                                                      Manager: Baron Managed Funds plc
                                                                      (2005-Present).

BARON PARTNERS FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            OTHER TRUSTEE/
NAME, ADDRESS &              POSITION(S) HELD         LENGTH OF       PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUND            TIME SERVED     DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

Linda S. Martinson*+         President, Chief         4 years         President: Baron Investment Funds     None outside the
767 Fifth Avenue             Operating Officer,       (Appointed      Trust, Baron Capital Funds Trust,     Baron Funds Complex.
New York, NY 10153           Secretary, General       President       Baron Select Funds (02/07-
DOB: February 23, 1955       Counsel and Trustee      02/7)           Present); Chief Operating
                                                                      Officer: Baron Investment Funds
                                                                      Trust, Baron Capital Funds Trust;
                                                                      Baron Select Funds (05/06-
                                                                      Present); Secretary, Trustee,
                                                                      General Counsel: Baron Investment
                                                                      Funds Trust (1987-Present), Baron
                                                                      Capital Funds Trust (1998-
                                                                      Present), Baron Select Funds
                                                                      (2003-Present); Vice President:
                                                                      Baron Investment Funds Trust
                                                                      (1987-2007), Baron Capital Funds
                                                                      Trust (1998-2007), Baron Select
                                                                      Funds (2003-2007); Chief
                                                                      Operating Officer: Baron Capital
                                                                      Group, Inc., Baron Capital, Inc.,
                                                                      BAMCO, Inc., and Baron Capital
                                                                      Management, Inc. (05/06-Present);
                                                                      Director: Baron Managed Funds plc
                                                                      (2005-Present), BAMCO, Inc.
                                                                      (1988-1996, 2003-Present), Baron
                                                                      Capital Group, Inc., Baron
                                                                      Capital, Inc., Baron Capital
                                                                      Management, Inc. (2003-Present);
                                                                      Vice President: Baron Capital
                                                                      Group, Inc. (1999-Present), Baron
                                                                      Capital, Inc., Baron Capital
                                                                      Management, Inc. (1998-Present),
                                                                      BAMCO, Inc. (1993-Present);
                                                                      General Counsel: BAMCO, Inc.
                                                                      (1987-Present), Baron Capital
                                                                      Group, Inc. (1984-Present), Baron
                                                                      Capital, Inc., Baron Capital
                                                                      Management, Inc. (1983-Present);
                                                                      Secretary: Baron Capital, Inc.,
                                                                      Baron Capital Management, Inc.,
                                                                      Baron Capital Group, Inc. (1997-
                                                                      Present), BAMCO, Inc. (1987-
                                                                      Present); Treasurer: BAMCO, Inc.
                                                                      (1987-1993).

BARON PARTNERS FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            OTHER TRUSTEE/
NAME, ADDRESS &              POSITION(S) HELD         LENGTH OF       PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUND            TIME SERVED     DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES:

Norman S. Edelcup++^**       Trustee                  4 years         Director (2006-Present) CompX         Director (2006-
City of Sunny Isles                                                   International, Inc. (diversified      Present) CompX
Beach                                                                 manufacturer of engineered            International, Inc.
18070 Collins Avenue                                                  components); Mayor (2003-             (diversified
Sunny Isles Beach, FL                                                 Present),  Commissioner (2001-        manufacturer of
33160                                                                 2003), Sunny Isles Beach,             engineered
DOB: May 8, 1935                                                      Florida; Director, (2001-2006),       components); Director
                                                                      Senior Vice President (2001-          (1975-Present),
                                                                      2004), Florida Savings Bank;          Valhi, Inc.
                                                                      Senior Vice President (1999-          (diversified
                                                                      2000), Item Processing of America     company).
                                                                      (a subsidiary of The Intercept
                                                                      Group); Chairman (1989-1999),
                                                                      Item Processing of America (a
                                                                      financial institution service
                                                                      bureau);  Director (1975-
                                                                      Present), Valhi, Inc.
                                                                      (diversified company); Director
                                                                      (1985-1998), Artistic Greetings,
                                                                      Inc.; Trustee (1987-Present),
                                                                      Baron Investment Funds Trust;
                                                                      Trustee (1997-Present), Baron
                                                                      Capital Funds Trust; Trustee
                                                                      (2003-Present), Baron Select
                                                                      Funds.

David I. Fuente ^**          Trustee                  3 years         Director (1987-Present), Chairman     Director (1987-
701 Tern Point Circle                                                 (1987-2001), CEO (1987-2000)          Present), Office
Boca Raton, FL 33431                                                  Office Depot; Director (1998-         Depot; Director
DOB: September 10, 1945                                               Present), Ryder Systems, Inc.;        (1998-Present), Ryder
                                                                      Director (1993-Present), Dick's       Systems, Inc.;
                                                                      Sporting Goods, Inc.; Trustee         Director (1993-
                                                                      (2004-Present), Baron Investment      Present), Dick's
                                                                      Funds Trust, Baron Capital Funds      Sporting Goods, Inc.
                                                                      Trust, and Baron Select Funds.

Charles N. Mathewson ^**     Chairman and Trustee     4 years;        Chairman Emeritus (October 2003-      None outside the
9295 Prototype Drive                                  Elected as      Present), Chairman (1986-2003),       Baron Funds Complex.
Reno, NV 89521                                        Chairman        International Game Technology,
DOB: June 12, 1928                                    08/04           Inc.  (manufacturer of
                                                                      microprocessor-controlled gaming
                                                                      machines and monitoring systems);
                                                                      Chairman (1994-2002), American
                                                                      Gaming Association; Chairman
                                                                      (2004-Present), Trustee (1987-
                                                                      Present), Baron Investment Funds
                                                                      Trust; Chairman (2004-Present),
                                                                      Trustee (1997-Present), Baron
                                                                      Capital Funds Trust; Chairman
                                                                      (2004-Present), Trustee (2003-
                                                                      Present), Baron Select Funds.

Harold W. Milner ^**         Trustee                  4 years         Retired; President and CEO (1985-     None outside the
2293 Morningstar Drive                                                1997, Kahler Realty Corporation)      Baron Funds Complex.
Park City, UT 84060                                                   (hotel ownership and management);
DOB: November 11, 1934                                                Trustee (1987-Present), Baron
                                                                      Investment Funds Trust; Trustee
                                                                      (1997-Present), Baron Capital
                                                                      Funds Trust; Trustee (2003-
                                                                      Present), Baron Select Funds.

BARON PARTNERS FUND
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            OTHER TRUSTEE/
NAME, ADDRESS &              POSITION(S) HELD         LENGTH OF       PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUND            TIME SERVED     DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES:
Raymond Noveck++^**          Trustee                  4 years         Private Investor (1999-Present);      None outside the
31 Karen Road                                                         President (1997-1998), The            Baron Funds Complex.
Waban, MA 02168                                                       Medical Information Line, Inc.
DOB: May 4, 1943                                                      (health care information);
                                                                      President (1990-1997), Strategic
                                                                      Systems, Inc. (health care
                                                                      information); Director (1987-
                                                                      1997), Horizon/CMS Healthcare
                                                                      Corporation; Trustee (1987-
                                                                      Present), Baron Investment Funds
                                                                      Trust; Trustee (1997-Present),
                                                                      Baron Capital Funds Trust;
                                                                      Trustee (2003-Present), Baron
                                                                      Select Funds.

David A. Silverman, MD^**     Trustee                  4 years        Physician and Faculty                 Director (1999-
146 Central Park West                                                 (1976-Present), New York              Present), New York
New York, NY 10024                                                    University School of Medicine;        Blood Center.
DOB: March 14, 1950                                                   Trustee (1987-Present),
                                                                      Baron Investment Funds Trust;
                                                                      Trustee (1997-Present),
                                                                      Baron Capital Funds Trust;
                                                                      Trustee (2003-Present), Baron
                                                                      Select Funds.

Alex Yemenidjian^**          Trustee             (less than) 1 year   Trustee (2006-Present), Baron         Director (2005-
1925 Century Park East                                (Voted into     Investment Funds Trust; Chairman      Present), Guess?,
Suite 1975                                            office12/06)    and CEO (2005-Present), Armenco       Inc.; Director (2005-
Los Angeles, CA 90067                                                 Holdings, LLC (investment             Present), Regal
DOB: December 27, 1955                                                company); Director (2005-             Entertainment Group;
                                                                      Present), Guess?, Inc. (retail);      Director (2005-
                                                                      Director (2005-Present), Regal        Present), USC
                                                                      Entertainment Group                   Marshall School of
                                                                      (entertainment company);              Business Board of
                                                                      Director, (2005-Present) USC          Leaders; Co-chair of
                                                                      Marshall School of Business Board     Imagine the Arts
                                                                      of Leaders; Co-chair of Imagine       Campaign (2005-
                                                                      the Arts Campaign (2005-Present),     Present), California
                                                                      California State University-          State University-
                                                                      Northridge; Trustee (2000-            Northridge; Trustee
                                                                      Present), American Film               (2000-Present),
                                                                      Institute; Chairman and CEO           American Film
                                                                      (1999-2005), Metro-Goldwyn-Mayer,     Institute; Director
                                                                      Inc.; Director (1989-Present),        (1989-Present), The
                                                                      The Lincy Foundation; Director        Lincy Foundation;
                                                                      (1989-Present), The United            Director (1989-
                                                                      Armenian Fund; Director and           Present), The United
                                                                      member of Executive Committee         Armenian Fund;
                                                                      (1989-2005), MGM MIRAGE, Inc.;        Director and member
                                                                      President and COO (1989-1999),        of Executive
                                                                      MGM Grand, Inc. (now MGM MIRAGE,      Committee (1989-
                                                                      Inc.); Managing Partner (1984-        2005), MGM MIRAGE,
                                                                      1989), Parks, Palmer, Turner &        Inc.
                                                                      Yemenidjian (certified public
                                                                      accounting firm).

BARON PARTNERS FUND
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                            OTHER TRUSTEE/
NAME, ADDRESS &              POSITION(S) HELD         LENGTH OF       PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUND            TIME SERVED     DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL OFFICERS OF THE FUND:
Clifford Greenberg           Senior Vice President    4 years         Director: BAMCO, Inc., Baron          None.
767 Fifth Avenue             and Portfolio Manager                    Capital Management, Inc. (2003-
New York, NY 10153                                                    Present); Director: Baron Capital
DOB:  April 30, 1959                                                  Group, Inc., Baron Capital, Inc.
                                                                      (2000-Present); Senior Vice
                                                                      President: Baron Capital Group,
                                                                      Inc., Baron Capital, Inc., Baron
                                                                      Capital Management, Inc. and
                                                                      BAMCO, Inc. (2003-Present); Vice
                                                                      President: Baron Capital, Inc.
                                                                      (1997-2003); Portfolio Manager:
                                                                      Baron Small Cap Fund (1997-
                                                                      Present); General Partner: HPB
                                                                      Associates, L.P. (1984-1996).

Gretta J. Heaney             Chief Compliance         3 years         Chief Compliance Officer: Baron       None.
767 Fifth Avenue             Officer                                  Managed Funds plc (2005-Present),
New York, NY 10153                                                    Baron Investment Funds Trust,
DOB: July 10, 1960                                                    Baron Capital Funds Trust, Baron
                                                                      Select Funds (2004-Present); Vice
                                                                      President, Assistant General
                                                                      Counsel, Chief Compliance
                                                                      Officer: Baron Capital
                                                                      Management, Inc.,  BAMCO, Inc.
                                                                      (2004-Present), Baron Capital,
                                                                      Inc. (2002-Present);  Vice
                                                                      President, Goldman Sachs (2000-
                                                                      2002); Vice President, Associate
                                                                      Counsel, Hoenig & Co., Inc.
                                                                      (1995-2000).

Andrew Peck                  Vice President and       4 years         Vice President: BAMCO, Inc.           None
767 Fifth Avenue             Co-Portfolio Manager                     (2003-Present); Vice President:
New York, NY 10153                                                    Baron Investment Funds Trust
DOB: March 25, 1969                                                   (2003-Present); Vice President,
                                                                      Research Analyst: Baron Capital,
                                                                      Inc. (1998-Present); Co-Portfolio
                                                                      Manager: Baron Asset Fund (2003-
                                                                      Present); Co-Portfolio Manager
                                                                      (mid cap accounts): Baron Capital
                                                                      Management, Inc.  (04/06-
                                                                      Present).

Susan Robbins                Vice President           4 years         Director, Vice President and          None
767 Fifth Avenue                                                      Senior Analyst:  Baron Capital
New York, NY 10153                                                    Management, Inc.  (1982-Present),
DOB: October 19, 1954                                                 Baron Capital, Inc. (1982-
                                                                      Present), BAMCO, Inc. (1997-
                                                                      Present),  Baron Capital Group,
                                                                      Inc. (1982-Present); Vice
                                                                      President: Baron Investment Funds
                                                                      Trust (1994-Present), Baron
                                                                      Capital Funds Trust (1998-
                                                                      Present), Baron Select Funds
                                                                      (2003-Present).

Peggy C. Wong                Treasurer and Chief      4 years         Chief Financial Officer: Baron        None
767 Fifth Avenue             Financial Officer                        Capital Group, Inc., Baron
New York, NY 10153                                                    Capital, Inc., BAMCO, Inc., Baron
DOB: April 30, 1961                                                   Capital Management, Inc., Baron
                                                                      Investment Funds Trust (1987-
                                                                      Present); Treasurer: Baron
                                                                      Capital, Inc. (1988-Present),
                                                                      Baron Capital Group, Inc. and
                                                                      Baron Capital Management, Inc.
                                                                      (1990-Present), BAMCO, Inc.
                                                                      (1993-Present); Baron Investment
                                                                      Funds Trust (1992-Present); Chief
                                                                      Financial Officer, Treasurer:
                                                                      Baron Capital Funds Trust (1998-
                                                                      Present), Baron Select Funds
                                                                      (2003-Present), Baron Managed
                                                                      Funds plc. (2005-Present).

-------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Fund's Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
++   Members of the Audit Committee.
^    Members of the Nominating Committee.
**   Members of the "Non-Interested" Committee.

[Registered Castle Logo]
B A R O N
S E L E C T
F U N D S




                                                                          AR06

Item 2. Code of Ethics.

          Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Fund will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Raymond Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup are "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year January 1, 2006 to December 31, 2006 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended December 31, 2006:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Partners Fund               $30,000                       $0

          Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

          The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph
          (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

          NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

          NOT APPLICABLE.

Item 11. Controls and Procedures.

          (a)  The  Registrant's   principal  executive  officer  and  principal
          financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a).    Ex-99.COE
            Current copy of the Funds Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: March 9, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: March 9, 2007



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: March 9, 2007


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.